Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Line Items]
Percentage of yield from interbank deposits	94.74%
Boa Vista Servicos S A [member]
Cash And Cash Equivalents [Line Items]
Percentage of yield from interbank deposits		103.05%	102.88%